WESTCHESTER CAPITAL FUNDS

SUPPLEMENT DATED DECEMBER 11, 2013
TO THE PROSPECTUS DATED DECEMBER 11, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Shares of WCM Alternatives: Event-Driven Fund will not be available for purchase by the public before January 2, 2014.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

PRO-SUP-12-2013